AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2020
	Shares	Value
Common Stocks - 90.6%
Communication Services - 4.2%
Bandwidth, Inc., Class A*	37,000	$6,459,090
Cogent Communications Holdings, Inc.	31,700	1,903,585
Shenandoah Telecommunications Co.	68,800	3,057,128
Vonage Holdings Corp.*	481,100	4,921,653

Total Communication Services		16,341,456
Consumer Discretionary - 9.7%
1-800-Flowers.com, Inc., Class A*	86,100	2,147,334
Callaway Golf Co.[1]	172,200	3,295,908
Floor & Decor Holdings, Inc., Class A*	30,000	2,244,000
Hilton Grand Vacations, Inc.*	119,864	2,514,747
Malibu Boats, Inc., Class A*	40,400	2,002,224
Monro, Inc.	53,600	2,174,552
National Vision Holdings, Inc.*	153,200	5,858,368
Ollie's Bargain Outlet Holdings, Inc.*	33,500	2,926,225
OneSpaWorld Holdings, Ltd. (Bahamas)	220,000	1,430,000
Planet Fitness, Inc., Class A*	52,400	3,228,888
Strategic Education, Inc.	27,900	2,552,013
Wingstop, Inc.	28,500	3,894,525
YETI Holdings, Inc.*	80,000	3,625,600

Total Consumer Discretionary		37,894,384
Consumer Staples - 2.7%
BJ's Wholesale Club Holdings, Inc.*,1	115,000	4,778,250
The Simply Good Foods Co.*	156,800	3,457,440
Vital Farms, Inc.*	56,000	2,269,680

Total Consumer Staples		10,505,370
Financials - 6.8%
dMY Technology Group, Inc., Class A*,1	136,200	1,737,912
Evercore, Inc., Class A	42,100	2,755,866
Focus Financial Partners, Inc., Class A*	100,500	3,295,395
Green Dot Corp., Class A*	64,000	3,239,040
Hamilton Lane, Inc., Class A	61,600	3,978,744
Houlihan Lokey, Inc.	59,400	3,507,570
LendingTree, Inc.*,1	13,900	4,265,771
Selective Insurance Group, Inc.	68,814	3,543,233
Switchback Energy Acquisition Corp.*	12,000	187,200

Total Financials		26,510,731
Health Care - 21.9%
Acceleron Pharma, Inc.*	57,200	6,436,716
Adaptive Biotechnologies Corp.*	93,000	4,522,590
Addus HomeCare Corp.*	52,000	4,914,520
Arcus Biosciences, Inc.*,1	90,900	1,558,026
	Shares	Value

AtriCure, Inc.*	87,921	$3,508,048
BioLife Solutions, Inc.*	55,200	1,597,488
Blueprint Medicines Corp.*	56,300	5,219,010
Bridgebio Pharma, Inc.*,1	66,900	2,510,088
CRISPR Therapeutics AG (Switzerland)*	30,300	2,534,292
Deciphera Pharmaceuticals, Inc.*	30,800	1,580,040
HealthEquity, Inc.*	37,857	1,944,714
HMS Holdings Corp.*	131,300	3,144,635
Inspire Medical Systems, Inc.*	37,500	4,839,375
Intra-Cellular Therapies, Inc.*	95,000	2,437,700
iRhythm Technologies, Inc.*,1	16,000	3,809,760
LHC Group, Inc.*	21,200	4,506,272
MorphoSys AG, ADR (Germany)*,1	101,500	3,186,085
NanoString Technologies, Inc.*	78,400	3,504,480
Phreesia, Inc.*	158,000	5,076,540
PTC Therapeutics, Inc.*	68,700	3,211,725
Quotient, Ltd. (Switzerland)*,1	400,000	2,056,000
Shockwave Medical, Inc.*	20,240	1,534,192
Silk Road Medical, Inc.*	57,500	3,864,575
STAAR Surgical Co.*	57,200	3,235,232
Tandem Diabetes Care, Inc.*	38,000	4,313,000
Taysha Gene Therapies, Inc.*	29,300	656,320

Total Health Care		85,701,423
Industrials - 14.3%
Albany International Corp., Class A	56,247	2,784,789
ASGN, Inc.*	57,400	3,648,344
Axon Enterprise, Inc.*	48,000	4,353,600
The AZEK Co., Inc.*	120,000	4,177,200
Builders FirstSource, Inc.*	90,800	2,961,896
Casella Waste Systems, Inc., Class A*	77,900	4,350,715
CIRCOR International, Inc.*	64,300	1,758,605
Clean Harbors, Inc.*	88,500	4,958,655
EMCOR Group, Inc.	54,600	3,696,966
Exponent, Inc.	46,000	3,313,380
Parsons Corp.*	103,900	3,484,806
Proto Labs, Inc.*	11,100	1,437,450
Rexnord Corp.	191,612	5,717,702
TriNet Group, Inc.*	69,800	4,140,536
WillScot Mobile Mini Holdings Corp.*	297,300	4,958,964

Total Industrials		55,743,608
Information Technology - 27.2%
2U, Inc.*,1	94,000	3,182,840
BigCommerce Holdings, Inc., Series 1*,1	2,000	166,600

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 27.2% (continued)
Bill.com Holdings, Inc.*	28,000	$2,808,680
Bottomline Technologies, Inc.*	81,011	3,415,424
Brooks Automation, Inc.	55,300	2,558,178
Cabot Microelectronics Corp.	23,600	3,370,316
Envestnet, Inc.*	57,400	4,428,984
EVO Payments, Inc., Class A*	105,800	2,629,130
ExlService Holdings, Inc.*	74,500	4,914,765
I3 Verticals, Inc., Class A*	160,000	4,040,000
JFrog, Ltd. (Israel)*,1	44,000	3,724,600
Kulicke & Soffa Industries, Inc. (Singapore)	48,100	1,077,440
Littelfuse, Inc.	28,500	5,054,190
Medallia, Inc.*,1	185,500	5,086,410
MKS Instruments, Inc.	33,000	3,604,590
New Relic, Inc.*	86,100	4,852,596
NIC, Inc.	258,300	5,088,510
nLight, Inc.*	90,000	2,113,200
Onto Innovation, Inc.*	130,800	3,895,224
Outset Medical, Inc.*	16,000	800,000
Pluralsight, Inc., Class A*	137,600	2,357,088
Priority Technology Holdings, Inc.*	402,245	1,269,083
Q2 Holdings, Inc.*,1	76,500	6,981,390
RealPage, Inc.*	28,900	1,665,796
Repay Holdings Corp.*	184,700	4,340,450
SailPoint Technologies Holdings, Inc.*	160,700	6,358,899
Smartsheet, Inc., Class A*	95,000	4,694,900
Sumo Logic, Inc.*,1	17,600	383,680
Talend, S.A., ADR *,1	52,900	2,065,216
Tufin Software Technologies, Ltd. (Israel)*,1	156,350	1,289,887
Vertex, Inc., Class A*,1	144,300	3,318,900
WNS Holdings, Ltd., ADR (India)*	71,700	4,585,932

Total Information Technology		106,122,898
Materials - 1.0%
Avient Corp.	146,100	3,865,806
Real Estate - 2.2%
Innovative Industrial Properties, Inc., REIT [1]	30,300	3,760,533
Kennedy-Wilson Holdings, Inc.	334,800	4,861,296

Total Real Estate		8,621,829
Utilities - 0.6%
Sunnova Energy International, Inc.*	83,000	2,524,030

Total Common Stocks (Cost $283,354,439)		353,831,535
	Shares	Value

Preferred Stocks - 4.4%
Consumer Discretionary - 4.4%
CuriosityStream, Inc., Series A, Convertible *,2,3	907,700	$11,001,324
Wheels Up *,3,4	2,243,589	6,282,049

Total Preferred Stocks (Cost $16,076,998)		17,283,373
Warrants - 0.1%
Financials - 0.1%
South Mountain Merger Corp. (exercise price $11.50), 06/20/24* (Cost $122,503)	143,594	215,391

	Principal Amount
Short-Term Investments - 9.0%
Joint Repurchase Agreements - 4.3%[5]
Cantor Fitzgerald Securities, Inc., dated 09/30/20, due 10/01/20, 0.100% total to be received $1,888,572 (collateralized by various U.S. Government Agency Obligations, 0.415% - 9.000%, 10/25/20 - 06/20/69, totaling $1,926,338)	$1,888,567	1,888,567
Citadel Securities LLC, dated 09/30/20, due 10/01/20, 0.120% total to be received $2,142,996 (collateralized by various U.S. Treasuries, 0.000% - 7.500%, 10/08/20 - 08/15/50, totaling $2,185,858)	2,142,989	2,142,989
Citigroup Global Markets, Inc., dated 09/30/20, due 10/01/20, 0.080% total to be received $3,600,505 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 4.625%, 11/27/20 - 11/01/59, totaling $3,672,507)	3,600,497	3,600,497
Mirae Asset Securities USA, Inc., dated 09/30/20, due 10/01/20, 0.130% total to be received $1,312,506 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.125% - 7.875%, 02/15/21 - 07/20/70, totaling $1,338,756)	1,312,501	1,312,501
MUFG Securities America, Inc., dated 09/30/20, due 10/01/20, 0.080% total to be received $4,046,378 (collateralized by various U.S. Government Agency Obligations, 2.000% - 5.000%, 08/01/35 - 09/01/50, totaling $4,127,296)	4,046,369	4,046,369
RBC Dominion Securities, Inc., dated 09/30/20, due 10/01/20, 0.080% total to be received $4,046,378 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.500%, 10/27/20 - 07/15/61, totaling $4,127,296)	4,046,369	4,046,369

Total Joint Repurchase Agreements		17,037,292

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Other Investment Companies - 4.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.02%[6]	6,012,478	$6,012,478
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.04%[6]	6,012,478	6,012,478
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.06%[6]	6,194,674	6,194,674

Total Other Investment Companies		18,219,630

Total Short-Term Investments (Cost $35,256,922)		35,256,922
Value

Total Investments - 104.1% (Cost $334,810,862)	$406,587,221
Other Assets, less Liabilities - (4.1)%	(16,153,254)
Net Assets - 100.0%	$390,433,967

*	Non-income producing security.
[1]	Some of these securities, amounting to $38,542,791 or 9.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the value of these securities amounted to $11,001,324 or 2.8% of net assets.
[3]	Security's value was determined by using significant unobservable inputs.
[4]	This security is restricted and not available for re-sale. The security was purchased on September 28, 2017 for $6,999,997 and represents 1.6% of net assets. There were no purchases or sales during the period ended September 30, 2020.
[5]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[6]	Yield shown represents the September 30, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$353,831,535	—	—	$353,831,535
Preferred Stocks††	—	—	$17,283,373	17,283,373
Warrants†††	215,391	—	—	215,391
Short-Term Investments
Joint Repurchase Agreements	—	$17,037,292	—	17,037,292
Other Investment Companies	18,219,630	—	—	18,219,630
Total Investments in Securities	$372,266,556	$17,037,292	$17,283,373	$406,587,221

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
††	All preferred stocks held in the Fund are Level 3 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
†††	All warrants held in the Fund are Level 1 securities. For a detailed breakout of warrants by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2020, there were no transfers in or out of Level 3.

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at September 30, 2020:
Preferred Stock
Balance as of December 31, 2019	$18,700,090
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	(1,416,717)
Purchases	—
Sales	—
Balance as of September 30, 2020	$17,283,373

Net change in unrealized appreciation/depreciation on investments still held at September 30, 2020	$(1,416,717)
The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy as of September 30, 2020. The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Fund’s fair value measurements:
Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of September 30, 2020	Valuation Technique(s)	Unobservable Inputs(s)	Range	Median	Impact to Valuation from an Increase in Input(a)
Preferred Stock	$11,001,324	Market Approach/ Comparable Companies	EV/Sale Multiple Discount Rate	1.86x-12.26x 15%	5.65x N/A	Increase Decrease
Preferred Stock	6,282,049	Market Approach/ Discounted Cash Flow	Growth Rate Discount Rate	3% 20%	N/A N/A	Increase Decrease
Total	$17,283,373
(a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$38,542,791	$17,037,292	$22,506,351	$39,543,643
The following table summarizes the securities received as collateral for securities lending at September 30, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-8.000%	10/08/20-05/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.